Going Concern (Details Narrative) (USD $)	219 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit, approximate estimate	$ (371,000,000)	$ (368,000,000)
Working capital deficiency	(4,900,000)	(6,700,000)
Working capital deficiency	$ (6,600,000)